SCHEDULE OF INVENTORIES (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Mineralized material stockpiles	$ 19,493	$ 11,983
Concentrate inventory	36,445	30,172
Supplies inventory	15,938	15,362
Total	$ 71,876	$ 57,517